Property, Premises and Equipment (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of property, plant and equipment [Abstract]
Additions to property and equipment	$ 296	$ 267
Depreciation expense	780	634
Right-of-use assets for lease		2,890	$ 3,189
Interest expense	73	91
Depreciation expense leased assets	$ 404	$ 565